Listing and related expenses (Details Narrative)	Mar. 31, 2022 INR (₨)
Listing And Related Expenses
Prepayments of other assets	₨ 85,809
Amounts payable, related party transactions	29,919
Remaining Prepayments of profit and loss	₨ 55,818